SCHEDULE OF BREAKOUT OF REVENUE COMPONENTS BY SUBCATEGORY (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Total revenues	$ 1,710,988	$ 3,917,393	$ 7,411,526	$ 10,849,875	$ 14,022,628	$ 12,214,556
Software App And Cirrcus Charter [Member]
Product Information [Line Items]
Total revenues	642,279	2,409,742	3,763,924	6,391,732	8,128,997	7,125,230
Jet Card And Fractional Programs [Member]
Product Information [Line Items]
Total revenues	184,655	547,186	949,306	1,783,066	2,288,036	2,847,533
Management And Other Services [Member]
Product Information [Line Items]
Total revenues	$ 884,054	$ 960,465	$ 2,698,296	$ 2,675,077	$ 3,605,595	$ 2,241,793